Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000198465 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198465 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198465 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000198465 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198465 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000198465 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000198465 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000198465 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000198465 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198465 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000198465 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198465 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000198466 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198466 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198466 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000198466 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000198466 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000198466 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000198466 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000198466 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000198466 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198466 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000198466 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198466 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000198467 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198467 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198467 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000198467 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000198467 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198467 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000198467 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000198467 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000198467 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198467 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198467 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000198467 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198469 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198469 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198469 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000198469 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000198469 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198469 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000198469 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000198469 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000198469 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000198469 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198470 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198470 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198470 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000198470 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000198470 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000198470 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000198470 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000198470 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000198470 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198470 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198470 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198470 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198481 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198481 | SectorBasic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198481 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000198481 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000198481 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000198481 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000198481 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000198481 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000198481 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198481 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000198481 | SectorTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241270 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000241270 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000241270 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000241270 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000241270 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241270 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241270 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241270 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%